NATIXIS OAKMARK FUND

NATIXIS OAKMARK INTERNATIONAL FUND

Supplement dated May 17, 2019, to the Natixis Funds Statement of Additional Information, dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the subsection entitled “Fund Securities Owned by the Trustees” within the section entitled “Management of the Trusts” is revised as follows:

Dollar Range of Fund Shares[1]	Kenneth A. Drucker	Edmond J. English[2]	Richard A. Goglia[2]	Wendell J. Knox[2]	Martin T. Meehan[2]	Maureen B. Mitchell	James P. Palermo[2]	Erik R. Sirri[2]	Peter J. Smail	Cynthia L. Walker[2]
Natixis Oakmark Fund	A	A	E	A	A	A	A	A	A	A
Natixis Oakmark International Fund	A	E	A	A	A	A	A	A	A	A

[1]	A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. over $100,000

[2]	Amounts include economic value of notional investments held through the deferred compensation plan.

LOOMIS SAYLES STRATEGIC ALPHA FUND

GATEWAY EQUITY CALL PREMIUM FUND

GATEWAY FUND

Supplement dated May 17, 2019, to the Natixis Funds Statement of Additional Information, dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the subsection entitled “Fund Securities Owned by the Trustees” within the section entitled “Management of the Trusts” is revised as follows:

Dollar Range of Fund Shares[1]	Kenneth A. Drucker	Edmond J. English[2]	Richard A. Goglia[2]	Wendell J. Knox[2]	Martin T. Meehan[2]	Maureen B. Mitchell	James P. Palermo[2]	Erik R. Sirri[2]	Peter J. Smail	Cynthia L. Walker[2]
Strategic Alpha Fund	A	A	A	A	A	C	A	A	E	A

Interested Trustees

Dollar Range of Fund Shares[1]	Kevin P. Charleston	David L. Giunta
Equity Call Premium Fund	E	A
Gateway Fund	A	E

[1]	A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. over $100,000

[2]	Amounts include economic value of notional investments held through the deferred compensation plan.